Concentrations of Credit Risk and Major Customers (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers			95.00%		10.00%
A [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers		[1]	44.00%			[2]	17.00%
B (Yew Pharmaceutical, a related party) [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers	22.00%		20.00%		21.00%		15.00%
C [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers		[1]	18.00%			[2]	11.00%
D [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers		[1]	11.00%			[2]	10.00%
E [Member]
Summary of major customer accounting for 10% or more of the Company's revenue
Percentage of revenue from major customers	33.00%			[1]	17.00%			[2]

[1]	Less than 10%
[2]	Below 10%